Label	Element	Value
Innovator Growth-100 Power Buffer ETF™ - January | Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $5.11 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	108.80%
Innovator Growth-100 Power Buffer ETF™ - January | Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $511.23 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.30%
Innovator Growth-100 Power Buffer ETF™ - January | Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $434.55 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)
Innovator Growth-100 Power Buffer ETF™ - January | Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $587.91 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(9.20%)